Income Taxes	12 Months Ended
Dec. 31, 2023
Disclosure Of Income Tax Expense Continuing Operations [Abstract]
Income Taxes

13. INCOME TAXES
A) Income Tax Expense (Recovery)

For the years ended December 31,	2023	2022
Current Tax
Canada	1,041	1,252
United States	(109)	104
Asia Pacific	224	262
Other International	25	21
Total Current Tax Expense (Recovery)	1,181	1,639
Deferred Tax Expense (Recovery)	(250)	642
	931	2,281
In December 2021, the Organization for Economic Co-operation and Development (“OECD”) issued model rules for a new global minimum tax framework (“Pillar Two”). In May 2023, the IASB issued amendments to IAS 12, “Income Taxes” (“IAS 12”) to address Pillar Two, which provide clarity on the impacts and additional disclosure requirements once legislation is substantively enacted. Cenovus has applied the mandatory temporary exemption of IAS 12 and in turn, has not recognized the impacts of Pillar Two in the deferred income tax calculation. The Company is not expecting a material impact as a result of Pillar Two.
For the year ended December 31, 2023, the Company recorded a current tax expense primarily related to taxable income arising in Canada and Asia Pacific. The decrease from the prior year is due to lower earnings compared to 2022 and a deferred income tax recovery in the U.S. of which $115 million related to a step-up in the U.S. tax basis on the Toledo Acquisition.
The following table reconciles income taxes calculated at the Canadian statutory rate with the recorded income taxes:

For the years ended December 31,	2023	2022
Earnings (Loss) Before Income Tax	5,040	8,731
Canadian Statutory Rate (percent)	23.7	23.7
Expected Income Tax Expense (Recovery)	1,194	2,069
Effect on Taxes Resulting From:
Statutory and Other Rate Differences	(38)	17
Non-Taxable Capital (Gains) Losses	(15)	84
Non-Recognition of Capital (Gains) Losses	(30)	84
Adjustments Arising From Prior Year Tax Filings	(16)	15
Recognition of U.S. Tax Basis	(115)	—
Other	(49)	12
Total Tax Expense (Recovery)	931	2,281
Effective Tax Rate (percent)	18.5	26.1
B) Deferred Income Tax Assets and Liabilities
The breakdown of deferred income tax assets and deferred income tax liabilities, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

For the years ended December 31,	2023	2022
Deferred Income Tax Assets
Deferred Income Tax Assets to be Settled Within Twelve Months	(315)	(31)
Deferred Income Tax Assets to be Settled After More Than Twelve Months	(1,174)	(747)
	(1,489)	(778)
Deferred Income Tax Liabilities
Deferred Income Tax Liabilities to be Settled Within Twelve Months	138	55
Deferred Income Tax Liabilities to be Settled After More Than Twelve Months	4,843	4,460
	4,981	4,515
Net Deferred Income Tax Liability	3,492	3,737
The deferred income tax assets and liabilities to be settled within twelve months represents Management’s estimate of the timing of the reversal of temporary differences and may not correlate to the current income tax expense of the subsequent year.
The movement in deferred income tax assets and liabilities, without taking into consideration the offsetting of balances within the same tax jurisdiction, is:

Deferred Income Tax Assets	Unused Tax Losses	Risk Management	Other	Total
As at December 31, 2021	(655)	(11)	(788)	(1,454)
Charged (Credited) to Earnings	490	11	158	659
Charged (Credited) to Other Comprehensive Income	9	—	8	17
As at December 31, 2022	(156)	—	(622)	(778)
Charged (Credited) to Earnings	(777)	—	54	(723)
Charged (Credited) to Other Comprehensive Income	19	—	(7)	12
As at December 31, 2023	(914)	—	(575)	(1,489)

Deferred Income Tax Liabilities	PP&E	Risk Management	Other	Total
As at December 31, 2021	3,949	—	97	4,046
Charged (Credited) to Earnings	25	11	(53)	(17)
Charged (Credited) to Sunrise Purchase Price Allocation	486	—	—	486
As at December 31, 2022	4,460	11	44	4,515
Charged (Credited) to Earnings	495	(8)	(14)	473
Charged (Credited) to Other Comprehensive Income	(7)	—	—	(7)
As at December 31, 2023	4,948	3	30	4,981

Net Deferred Income Tax Liabilities	Total
As at December 31, 2021	2,592
Charged (Credited) to Earnings	642
Charged (Credited) to Sunrise Purchase Price Allocation	486
Charged (Credited) to Other Comprehensive Income	17
As at December 31, 2022	3,737
Charged (Credited) to Earnings	(250)
Charged (Credited) to Other Comprehensive Income	5
As at December 31, 2023	3,492
The deferred income tax asset of $696 million as at December 31, 2023 (December 31, 2022 – $546 million) represents net deductible temporary differences in the U.S. jurisdiction, which have been fully recognized, as the probability of realization is expected due to forecasted taxable income. No deferred tax liability was recognized as at December 31, 2023, or December 31, 2022, on temporary differences associated with investments in subsidiaries and joint arrangements where the Company can control the timing of the reversal of the temporary difference and the reversal is not probable in the foreseeable future.
C) Tax Pools
The approximate amounts of tax pools available, including tax losses, are:

As at December 31,	2023	2022
Canada	8,547	8,505
United States	8,058	6,477
Asia Pacific	347	457
	16,952	15,439
As at December 31, 2023, the above tax pools included $126 million (December 31, 2022 – $115 million) of Canadian federal non-capital losses and $3.7 billion (December 31, 2022 – $468 million) of U.S. net operating losses. These losses expire no earlier than 2038.
As at December 31, 2023, the Company had Canadian net capital losses totaling $59 million (December 31, 2022 – $28 million), which are available for carry forward to reduce future capital gains. The Company has not recognized $141 million (December 31, 2022 – $504 million) of deductible temporary differences associated with unrealized foreign exchange losses on its U.S. denominated debt.